SCHEDULE OF OTHER INFORMATION RELATED LEASES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2019
Lease
Operating cash flows from operating leases			$ 525,979	$ 217,642	$ 473,508	$ 151,730
Weighted average operating lease term	1 year 7 months 24 days	2 years 5 months 1 day	1 year 7 months 24 days	2 years 5 months 1 day	2 years 3 months 25 days	1 year 4 months 13 days
Weighted average operating lease discount rate	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%	4.75%
Operating lease expenses	$ 183,051	$ 161,389	$ 632,496	$ 217,642	$ 411,607	$ 151,730